Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	$ 3,579,733,604	$ 3,690,958,879	$ 3,555,216,142
Other sales	270,581,235	510,542,878	716,907,816
Revenue from other services	54,418,051	61,089,340	106,876,132
Total Revenues	3,904,732,890	4,262,591,097	4,379,000,090
Income by agreement with Shell		5,613,300	460,714,800
Revenue from modification of contracts with suppliers	11,385,480	32,713,420
Regasification service	36,309,863	31,789,548	29,739,775
Income from sanctions to users	3,089,109	4,548,654	3,801,165
Commodity derivative income	3,271,860	22,968,987	66,506,258
Compensation from delayed suppliers	948,062	625,908	3,304,994
Income from insurance claims (insurance)	14,770,520	6,074,155	8,233,249
Other	12,627,509	13,320,924	5,131,532
Total other income	82,402,403	117,654,896	577,431,773
Sales of Products and Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	46,829,696	46,644,758	45,175,567
Tolls and Transmission [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from other services	2,728,752	897,969	52,534,938
Metering Equipment Leases [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from other services	3,616,652	3,494,551	3,062,728
Services and Business Advisories Provided [Member[
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from other services	34,152,201	40,495,038	35,353,775
Generation
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	2,009,018,518	2,252,662,000	2,233,369,420
Generation | Regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	1,094,724,787	835,562,424	822,190,715
Generation | Non-regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	770,365,040	1,299,269,842	1,209,931,004
Generation | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	143,928,691	117,829,734	201,247,701
Distributions
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	1,570,715,086	1,438,296,879	1,321,846,722
Distributions | Residential [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	841,865,489	742,496,383	732,865,039
Distributions | Business [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	452,894,125	435,449,860	362,207,598
Distributions | Industrial [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	121,963,135	120,007,325	109,083,560
Distributions | Other Consumers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	153,992,337	140,343,311	117,690,525
Natural Gas Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	223,751,539	463,898,120	671,732,249
Revenue from Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from other services	$ 13,920,446	$ 16,201,782	$ 15,924,691